Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 75,276	$ 78,121
Head office
Disclosure of operating segments [line items]
Assets	202	227
North America | Operating segments
Disclosure of operating segments [line items]
Assets	29,094	30,963
North Sea | Operating segments
Disclosure of operating segments [line items]
Assets	1,624	1,948
Offshore Africa | Operating segments
Disclosure of operating segments [line items]
Assets	1,407	1,529
Other | Operating segments
Disclosure of operating segments [line items]
Assets	81	30
Oil Sands Mining and Upgrading | Operating segments
Disclosure of operating segments [line items]
Assets	41,567	42,006
Midstream and Refining | Operating segments
Disclosure of operating segments [line items]
Assets	$ 1,301	$ 1,418